Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Other Current Assets [Abstract]
VAT and other tax receivable	$ 23.8	$ 14.6
Client rechargeables	4.6	4.6
Right of use lease asset, current	0.5	0.5
Corporate income taxes receivable	0.0	1.1
Other receivables	3.9	4.6
Total	$ 32.8	$ 25.4